Expense Example {- Fidelity Flex® Intrinsic Opportunities Fund} - 07.31 Fidelity Flex Intrinsic Opportunities Fund PRO-07 - Fidelity Flex® Intrinsic Opportunities Fund - Fidelity Flex Intrinsic Opportunities Fund-Default
Sep. 29, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none